Net Loss Per Share - Schedule of Basic and Diluted Net Loss Per Share (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2023 CNY (¥) ¥ / shares shares	Jun. 30, 2023 USD ($) $ / shares shares	Jun. 30, 2022 CNY (¥) ¥ / shares shares
Earnings Per Share [Abstract]
Net loss attributable to owners of the Company (RMB'000)	¥ (211,960)	$ (29,335)	¥ (401,281)
Weighted average number of ordinary shares outstanding	55,051,351	55,051,351	55,064,947
Basic net loss per share (RMB) | (per share)	¥ (3.9)	$ (0.5)	¥ (7.3)
Diluted net loss per share (RMB) | (per share)	¥ (3.9)	$ (0.5)	¥ (7.3)